RECONCILIATION OF SHAREHOLDERS’ EQUITY AND NET INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Reconciliation Of Shareholders Equity And Net Income
Schedule of reconciliation of shareholders equity and net income

Thousand of Reais	Note	2024	2023	2022
Stockholders' equity attributed under to the Parent Brazilian GAAP		90,743,958	86,084,331	82,061,915
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(76,256)	(75,538)	(54,801)
Reclassification of fair value through other comprehensive income	i	4,200	2,814	(33)
Impairment of financial assets measured at amortized cost	a	(387,348)	234,410	(816,600)
Category transfers - IFRS 9	b	(187,807)	(664,635)	(219,671)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	2,044,873	1,689,463	1,493,810
Reversal of goodwill amortization	d	26,925,987	26,618,368	27,136,573
Realization on purchase price adjustments	e	577,831	586,024	594,784
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors		79,175	79,175	-
Option for Acquisition of Equity Instrument	f	181,717	181,717	(798,016)
Santander Serviços goodwill (Santusa)	g	(298,978)	(298,978)	(298,978)
Reversal of Provision PIS Law 9,718	j	-	-	980,212
Others		(115,667)	15,853	103,639
Stockholders' equity attributed to the parent under IFRS		119,491,685	114,453,004	110,182,834
Non-controlling interest under IFRS		335,447	403,350	497,342
Stockholders' equity (including non-controlling interest) under IFRS		119,827,132	114,856,354	110,680,176

Thousand of Reais	Note	2024	2023	2022
Net income attributed to the Parent under Brazilian GAAP		13,477,390	8,973,657	12,570,191
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(33,811)	(29,788)	(9,826)
Reclassification of fair value through other comprehensive income	i	3,080	(1,383)	(177,887)
Impairment of financial assets measured at amortized cost	a	(587,260)	1,036,851	805,578
Category transfers - IFRS 9	b	-	(17,584)	14,722
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	340,362	195,653	(90,260)
Reversal of goodwill amortization	d	138,404	147,171	96,162
Realization on purchase price adjustments	e	(8,193)	(8,760)	(8,760)
Option to Acquire Own Equity Instrument	f	181,717	181,717	184,810
Reversal of Provision PIS Law 9,718	j	-	(980,212)	980,212
Others		(146,183)	(48,008)	(77,849)
Net income attributed to the parent under IFRS		13,365,506	9,449,313	14,287,093
Non-controlling interest under IFRS		48,257	49,499	52,382
Net income (including non-controlling interest) under IFRS		13,413,763	9,498,812	14,339,475